Investment Strategy - Principal Capital Appreciation Select ETF	Nov. 01, 2025
Prospectus [Line Items]
Strategy [Heading]	On or about December 1, 2026, subject to shareholder approval, under Principal Investment Strategies, add the following after the first paragraph:
Strategy Narrative [Text Block]
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.